COLUMBIA ACORN TRUST

Columbia Acorn Emerging Markets FundSM

(the “Fund”)

Supplement dated September 5, 2013

to the Prospectus dated May 1, 2013

Effective immediately, the Fund’s prospectus dated May 1, 2013 is supplemented by deleting the rows for Class R4 and Class R5 shares that appear within the table on page 11 under the heading Average Annual Total Return as of December 31, 2012 and replacing the rows in their entirety with the following:

	1 year	Life of Fund (August 19, 2011)
Class R4 shares returns before taxes	31.32%	15.53%
Class R5 shares returns before taxes	31.40%	15.58%

SUP108_12_001_(09/13)

COLUMBIA ACORN TRUST

Columbia Acorn European FundSM

(the “Fund”)

Supplement dated September 5, 2013

to the Prospectus dated May 1, 2013

Effective immediately, the Fund’s prospectus dated May 1, 2013 is supplemented by deleting the row for Class R5 shares that appears within the table on page 10 under the heading Average Annual Total Return as of December 31, 2012 and replacing the row in its entirety with the following:

	1 year	Life of Fund (August 19, 2011)
Class R5 shares returns before taxes	25.67%	14.00%

SUP109_12_001_(09/13)